Noncontrolling Interest	12 Months Ended
Dec. 31, 2018
Noncontrolling Interest [Abstract]
NONCONTROLLING INTEREST

Note 3 – NONCONTROLLING INTEREST

Beijing Jiate Information Technology Co., Ltd. ("Jiate") holds 49% equity interest in HTCC starting January 31, 2017 pursuant to an investment agreement entered between HTCC, its parent company Taiying and Jiate in July 2016.

On April 10, 2018, HTCC declared a dividend of RMB5 million to Taiying and HTCC. The dividend was allocated based on the equity interest percentage as of the date of declaration. As a result, $355,232 was distributed to Jiate on December 14, 2018.